Segment and Geographic Information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
The Company's reportable segments are: Service Center Based Distribution and Fluid Power Businesses. The Service Center Based Distribution segment provides customers with solutions to their maintenance, repair and original equipment manufacturing needs through the distribution of industrial products including bearings, power transmission components, fluid power components, industrial rubber products, linear motion products, safety products, general maintenance and a variety of mill supply products. The Fluid Power Businesses segment distributes fluid power components and operates shops that assemble fluid power systems and components, performs equipment repair, and offers technical advice to customers.
The accounting policies of the Company’s reportable segments are generally the same as those described in Note 1. Sales primarily from the Fluid Power Businesses segment to the Service Center Based Distribution segment of $18,097, $17,665 and $14,006, in fiscal 2012, 2011 and 2010, respectively, have been eliminated in the table below.
Segment Financial Information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431
Year Ended June 30, 2010
Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

ERP related assets are included in assets used in the business and capital expenditures within the Service Center Based Distribution segment. Within the geographic disclosures, these assets are included in the United States. Expenses associated with the ERP are included in the Corporate and other income, net, line in the reconciliation of operating income for reportable segments to the consolidated income before income taxes table below.
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2012	2011	2010
Operating income for reportable segments	$178,476	$157,591	$103,823
Adjustments for:
Intangible amortization — Service Center Based Distribution	3,834	3,384	1,890
Intangible amortization — Fluid Power Businesses	7,631	7,998	8,261
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest (income) expense, net	(9)	1,668	5,458
Other expense (income), net	1,578	(3,793)	(425)
Income before income taxes	$166,826	$152,888	$105,017

Corporate and other income, net, includes the SERP curtailment loss of $3,117 recognized in the second quarter of fiscal 2012. Additional fluctuations in corporate and other income, net, are due to changes in the levels and amounts of expenses being allocated to the segments. The expenses being allocated include corporate charges for working capital, logistics support and other items.
Product Category
Net sales by product category are as follows:

Year Ended June 30,	2012	2011	2010
Industrial	$1,680,926	$1,559,859	$1,357,206
Fluid power	694,519	652,990	536,002
Net sales	$2,375,445	$2,212,849	$1,893,208

The fluid power product category includes sales of hydraulic, pneumatic, lubrication and filtration components and systems, and repair services through the Company’s Fluid Power Businesses segment as well as the Service Center Based Distribution segment.
Geographic Information
Net sales are presented in geographic areas based on the location of the facility shipping the product. Long-lived assets are based on physical locations and are comprised of the net book value of property, goodwill and intangible assets. Information by geographic area is as follows:

Year Ended June 30,	2012	2011	2010
Net Sales:
United States	$2,009,317	$1,891,700	$1,644,237
Canada	292,913	260,015	199,772
Mexico	73,215	61,134	49,199
Total	$2,375,445	$2,212,849	$1,893,208

June 30,	2012	2011
Long-Lived Assets:
United States	$198,076	$191,947
Canada	42,624	29,893
Mexico	10,323	13,706
Total	$251,023	$235,546